Income tax expense	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income tax expense

18.	Income tax expense

The Company’s provision for income taxes for the three months ended March 31, 2026 and 2025 was $974,580 and $721,113, respectively. The effective tax rate for the Company’s cannabis operations is significantly affected by the application of Section 280E of the Internal Revenue Code, which disallows certain deductions and credits for businesses trafficking in Schedule I controlled substances, including cannabis.

As of March 31, 2026 and December 31, 2025, the Company’s uncertain tax position liability was $16,190,724 and $15,219,548, respectively. The increase during the three months ended March 31, 2026 reflects the continued accrual of potential tax liabilities associated with the Company’s cannabis operations.

The Company has a deferred tax liability of $766,796 as of March 31, 2026 and December 31, 2025 generated from the non-goodwill intangible assets acquired in the 2023 business combination.

Uncertain Tax Positions

As the Company operates in the cannabis industry, it is subject to the limits of U.S. IRC Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under U.S. IRC Section 280E.

During the three months ended March 31, 2026, the Company has filed its previous years tax filing to become compliant through calendar year 2025. The Company has recorded the income tax payable as an uncertain tax position long-term liability on the balance sheets as of March 31, 2026 and December 31, 2025 . The computed interest and penalty amounts are also included within current income tax provision on the statement of operations and comprehensive income (loss) in the accompanying financial statements for the three months ended March 31, 2026 and 2025.

19.	Income tax expense

A reconciliation of current income tax expense and the amount computed from applying the federal statutory income tax rate of 21% to the loss before provision from income taxes for the years ended:

	December 31, 2025	December 31, 2024

Expected income tax recovery (Domestic)	$(3,038,117)	$(5,026,158)
Expected income tax recovery (Foreign)	(11,888)	(11,888)
State taxes (net of federal tax benefits)	(64,943)	(92,997)
Change in valuation allowance (Domestic)	1,677,094	1,088,687
Change in valuation allowance (Foreign)	11,888	11,888
Interest and penalties	1,456,000	829,000
Impairment of goodwill	271,274	329,172
Share-based compensation	511,686	579,384
Change in fair value	(1,869,787)	1,254,877
Permanent non-deductible IRS Section 280E	3,115,476	4,053,976
Other	576,317	419,697
Current income tax expense	$2,635,000	$3,435,638

The provision for income taxes for the years ended:

	December 31, 2025	December 31, 2024

Current income tax expense	$2,635,000	$3,435,638
Deferred income tax recovery	(116,385)	(128,395)
Income tax provision	$2,518,615	$3,307,243

The unrecognized temporary differences of the Company that give rise to significant portions of the Company’s deferred tax assets and liabilities are set forth below:

	December 31, 2025	December 31, 2024
Deferred tax assets:
Non-capital loss carry forwards	$11,216,010	$9,505,595
Accrued expenses	66,628	65,529
Reserves	83,918	101,176
Other	96,721	98,413
Valuation allowance	(11,463,277)	(9,770,713)
Total deferred tax assets	-	-
Deferred tax liabilities:
Fixed assets and intangibles	(766,796)	(883,181)
Net deferred tax liability	$(766,796)	$(883,181)

The net change in the deferred balance for December 31, 2025 was $116,385 In assessing the realizability of deferred tax assets and liabilities, management considers whether it is more likely than not that some portion or all will not be realized. The Company is recognizing a net deferred tax liability balance in the current year.

The difference between the statutory tax rate of 21.00% and the effective tax rate of 20.15% is attributable to certain permanent differences. These permanent differences include adjustments for meals and entertainment, change in fair value of contingent consideration, share-based compensation expense, U.S. IRC Section 280E non-deductible expenses, change in fair value of derivative liabilities, loss on impairment of long-lived assets and intangibles, acquisition related expenses, and interest and penalties.

Federal and California tax laws impose significant restrictions on the utilization of net operating loss carryforwards in the event of a change in ownership of the Company, as defined by Internal Revenue Code Section 382 (Section 382). The Company has not completed a formal analysis of a change in ownership, as defined by Section 382, but believe any such change would be immaterial for the year ended December 31, 2025. The Company has net operating loss carryforwards for federal, California, and foreign income tax purposes of approximately $10,547,000, $70,217,000, and $22,939,000, respectively, as of December 31, 2025. The federal net operating loss carryforwards, if not utilized, will carryover indefinitely. The state net operating loss carryforwards, if not utilized, will expire beginning in 2042. The foreign non-capital loss carryforwards of Canada, if not utilized, will expire beginning in 2044.

Uncertain Tax Positions

As the Company operates in the cannabis industry, it is subject to the limits of U.S. IRC Section 280E under which the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable under U.S. IRC Section 280E.

As of the date these financial statements were available to be issued, the Company has not yet filed its federal income tax return for the 2021, 2022, 2023, and 2024 calendar years. The Company has computed interest and penalties of approximately $1,456,000 and $829,000, respectively, for the years ended December 31, 2025 and 2024. This is included in the uncertain tax liability of $15,341,971 and $12,836,039, respectively, as of December 31, 2025 and 2024. The Company has recorded the income tax payable as an uncertain tax position long-term liability on the balance sheets as of December 31, 2025 and 2024. The computed interest and penalty amounts are also included within current income tax provision on the statement of operations and comprehensive income (loss) in the accompanying financial statements for the years ended December 31, 2025 and 2024. The company has full intention on becoming compliant with the latest filings during the second quarter of the 2026 calendar year. Any losses that will contribute to an additional net operating loss carryforward for the 2021, 2022, 2023 and 2024 tax years have not been included in the above. The timing for expiration of these losses will not commence until the 2021 federal return has been filed.